Changes in Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Balance at beginning of year	$ 89,604	$ 70,422
Accretion expense	4,288	3,336
Liabilities incurred and liabilities assumed in business combinations	6,700	14,735
Liabilities settled	166	(4,490)
Revisions in estimated cash flows	348	5,601
Balance at end of year	$ 101,106	$ 89,604